Non-current assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2018
Non-current assets and liabilities held for sale and discontinued operations
Non-current assets and liabilities held for sale and discontinued operations

14.   Non‑current assets and liabilities held for sale and discontinued operations

December 31, 2017
Fertilizers
Assets
Accounts receivable	90
Inventories	460
Other current assets	110
Investments in associates and joint ventures	83
Property, plant and equipment and Intangible	2,149
Other non-current assets	695
Total assets	3,587
Liabilities
Suppliers and contractors	324
Other current liabilities	215
Other non-current liabilities	640
Total liabilities	1,179
Net non-current assets held for sale	2,408

a) Fertilizers (discontinued operations)

In January 2018, the Company and The Mosaic Company (“Mosaic”) concluded the transaction entered in December 2016, to sell (i) the phosphate assets located in Brazil, except for those located in Cubatão, Brazil; (ii) the control of Compañia Minera Miski Mayo S.A.C., in Peru; (iii) the potassium assets located in Brazil; and (iv) the potash projects in Canada. The Company received US$1,080 in cash and 34.2 million common shares, corresponding to 8.9% of Mosaic's outstanding common shares after the issuance of these shares totaling US$899, based on the Mosaic’s quotation at closing date of the transaction and a loss of US$55 was recognized in the income statement from discontinued operations.

Mosaic's shares received were accounted for as a financial investment measured at fair value through other comprehensive income. The Company recognized a gain of US$90  (US$60, net of tax) for the year ended December 31, 2018, in other comprehensive income as "Fair value adjustment to investment in equity securities".

b) Cubatão (part of the fertilizer segment)

In November 2017, the Company entered into an agreement with Yara International ASA to sell its assets located in Cubatão, Brazil. In May 2018, the transaction was concluded and the Company received US$255 in cash and a loss of US$69 was recognized in the income statement from discontinued operations.

The results for the years and the cash flows of discontinued operations are presented as follows:

Income statement

	Year ended December 31
	2018	2017	2016
Discontinued operations
Net operating revenue	121	1,746	1,875
Cost of goods sold and services rendered	(120)	(1,605)	(1,887)
Operating expenses	(4)	(141)	(130)
Impairment of non-current assets	(124)	(885)	(1,738)
Operating loss	(127)	(885)	(1,880)
Financial Results, net	(5)	(28)	20
Equity results in associates and joint ventures	—	(2)	3
Loss before income taxes	(132)	(915)	(1,857)
Income taxes	40	102	630
Loss from discontinued operations	(92)	(813)	(1,227)
Net income (loss) attributable to noncontrolling interests	—	(7)	2
Loss attributable to Vale's stockholders	(92)	(806)	(1,229)

Statement of cash flow

	Year ended December 31
	2018	2017	2016
Discontinued operations
Cash flow from operating activities
Loss before income taxes	(132)	(915)	(1,857)
Adjustments:
Equity results in associates and joint ventures	—	2	(3)
Depreciation, amortization and depletion	—	1	347
Impairment of non-current assets	124	885	1,738
Others	5	—	(20)
Increase (decrease) in assets and liabilities	(34)	114	(25)
Net cash provided by (used in) operating activities	(37)	87	180
Cash flow from investing activities
Additions to property, plant and equipment	(9)	(305)	(292)
Others	—	—	11
Net cash used in investing activities	(9)	(305)	(281)
Cash flow from financing activities
Loans and borrowings
Repayments	—	(34)	(17)
Net cash used in financing activities	—	(34)	(17)
Net cash used in discontinued operations	(46)	(252)	(118)

Accounting policy

A non‑current asset is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use.

The criteria for recognition of the non‑current assets as held for sale are only considered satisfied when the sale is highly probable and the asset (or group of assets) is available for immediate sale in its present condition. The Company measures the assets held for sale (or group of assets) at the lower of its carrying amount and fair value less costs to sell. If the carrying amount exceeds the fair value less costs to sell an impairment loss is recognized against income statement. Any subsequent reversal of impairment is recognized only to the extent of the loss previously recognized.

The assets and liabilities classified as held for sale are presented separately in the statement of financial position.

The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the stockholders’ equity and is not reclassified in the statement of financial position.